UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202

(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1. Proxy Voting Record.

VERSO PROXY VOTE

Name of Fund:	SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
Period:	July 1, 2018 - June 30, 2019

Company Name	Meeting Date	CUSIP	Ticker

VERSO CORP	9/24/2018	92531L207	VRS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For All	For All	1. To elect the following five persons to serve as directors of Verso until our 2019 Annual Meeting of Stockholders and until their respective successors are elected and qualified:	Mgmt
Nominees:
01 Alan J. Carr
02 Eugene I. Davis
03 B. Christopher DiSantis
04 Steven D. Scheiwe
05 Jay Shuster

For	For	2. To approve, on an advisory basis, the following resolution:	Mgmt

RESOLVED, that the stockholders approve, on an advisory basis, the compensation of Verso's named executive officers as disclosed in the Proxy Statement, including the executive compensation tables and the accompanying narrative.

For	For	3. To ratify the appointment of Deloitte & Touche LLP to serve as Verso's independent registered public accounting firm for the year ending December 31, 2018.	Mgmt

CUMULUS MEDIA PROXY VOTE

Name of Fund:	SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
Period:	July 1, 2018 - June 30, 2019

Company Name	Meeting Date	CUSIP	Ticker

CUMULUS MEDIA INC	4/30/2019	231082801	CMLS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Election of Directors:	Mgmt

No Vote	For	01 - Mary G. Berner
No Vote	For	02 - David M. Baum
No Vote	For	03 - Matthew C. Blank
No Vote	For	04 - Thomas H. Castro
No Vote	For	05 - Joan Hogan Gillman
No Vote	For	06 - Andrew W. Hobson
No Vote	For	07 - Brian G. Kushner

Not Vote	For	2. Proposal to approve, on an advisory basis, the compensation paid to the Company's named executive officers.	Mgmt

Not Vote	For	3. Proposal to ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2019.	Mgmt

Shenkman Capital Short Duration High Income Fund

The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
                                           Principal Executive Officer

Date  8/27/2019